Segment information (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information
Total assets	SFr 820,805	SFr 921,462
Americas
Segment Reporting Information
Total assets	355,542	428,253
Asia Pacific
Segment Reporting Information
Total assets	81,659	93,231
EMEA
Segment Reporting Information
Total assets	162,232	188,420
Switzerland
Segment Reporting Information
Total assets	221,372	211,558
Swiss Universal Bank
Segment Reporting Information
Total assets	218,306	213,888
International Wealth Management
Segment Reporting Information
Total assets	94,033	92,466
Asia Pacific
Segment Reporting Information
Total assets	85,929	105,574
Global Markets
Segment Reporting Information
Total assets	262,201	365,580
Investment Banking & Capital Markets
Segment Reporting Information
Total assets	19,800	14,928
Corporate Center
Segment Reporting Information
Total assets	62,872	21,562
Strategic Resolution Unit
Segment Reporting Information
Total assets	77,664	107,464
Bank
Segment Reporting Information
Total assets	803,931	904,849
Total assets of non-consolidated affiliate entities	27,600	25,700
Bank | Americas
Segment Reporting Information
Total assets	355,481	428,195
Bank | Asia Pacific
Segment Reporting Information
Total assets	81,642	93,221
Bank | EMEA
Segment Reporting Information
Total assets	162,093	187,921
Bank | Switzerland
Segment Reporting Information
Total assets	204,715	195,512
Bank | Adjustments
Segment Reporting Information
Total assets	45,998	4,949
Bank | Swiss Universal Bank
Segment Reporting Information
Total assets	218,306	213,888
Bank | International Wealth Management
Segment Reporting Information
Total assets	94,033	92,466
Bank | Asia Pacific
Segment Reporting Information
Total assets	85,929	105,574
Bank | Global Markets
Segment Reporting Information
Total assets	262,201	365,580
Bank | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	19,800	14,928
Bank | Strategic Resolution Unit
Segment Reporting Information
Total assets	SFr 77,664	SFr 107,464